Debt and Financing Arrangements (Schedule of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012	Jan. 25, 2013	Jun. 07, 2013
Debt Instrument [Line Items]
Short-term Debt, Weighted Average Interest Rate	2.10%	7.50%	1.40%
Long-term Debt	$ 14,726	$ 13,597	$ 4,749
Hedge accounting adjustments	0	0	122	(128)
Less portion due within one year	(108)	(11)	(1,023)
Total long-term debt	14,618	13,586	3,848
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.01%	4.02%	4.07%
$2.95 Billion, Term B-1 Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	2,929	2,769	0
$6.55 Billion, Term B-2 Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	6,519	5,588	0
4.25% Second Lien, Senior Secured Notes, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt	3,100	3,100	0
Interest rate on notes issued		4.25%
Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]
Debt Instrument [Line Items]
Long-term Debt	11	10	26
Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]
Debt Instrument [Line Items]
Long-term Debt	70	53	56
5.35% U.S. Dollar Notes due July 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	500
Interest rate on notes issued		5.35%
8.0% Heinz Finance Preferred Stock due July 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	350
Preferred stock, dividend rate, percentage		8.00%
Japanese Yen Credit Agreement due December 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	163
U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	500
Japanese Yen Credit Agreement Due October 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	153
US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	100
2.00% U.S. Dollar Notes due September 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	58	58	300
Interest rate on notes issued		2.00%
1.50% U.S. Dollar Notes due March 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	18	18	300
Interest rate on notes issued		1.50%
U.S. Dollar Remarketable Securities due December 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0	119
Interest rate on notes issued					6.049%
3.125% U.S. Dollar Notes due September 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt	34	34	396
Interest rate on notes issued		3.125%
2.85% U.S. Dollar Notes Due March 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt	6	6	300
Interest rate on notes issued		2.85%
6.375% U.S. Dollar Debentures due July 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt	258	257	231
Interest rate on notes issued		6.375%				6.375%
6.25% British Pound Notes due February 2030 [Member]
Debt Instrument [Line Items]
Long-term Debt	219	206	192
Interest rate on notes issued		6.25%
6.75% U.S. Dollar Notes due March 2032 [Member]
Debt Instrument [Line Items]
Long-term Debt	477	475	435
Interest rate on notes issued		6.75%				6.75%
7.125% U.S. Dollar Notes due August 2039 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,027	1,023	628
Interest rate on notes issued		7.125%				7.125%
Minimum [Member] | Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		0.94%
Minimum [Member] | Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		3.50%
Minimum [Member] | U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		2.11%
Minimum [Member] | US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		2.86%
Maximum [Member] | Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		7.96%
Maximum [Member] | Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		11.25%
Maximum [Member] | U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		4.23%
Maximum [Member] | US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]
Debt Instrument [Line Items]
Interest rate on notes issued		3.55%
Successor [Member]
Debt Instrument [Line Items]
Short-term Debt	144	59
Long-term Debt		13,596
Less portion due within one year	(108)	(11)
Total long-term debt	14,618	13,586
Predecessor [Member]
Debt Instrument [Line Items]
Short-term Debt			1,137
Less portion due within one year			(1,023)
Total long-term debt			$ 3,848